Restructuring Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring
Schedule of restructuring charges

	2012 Plan
	Lease & Other Contract Termination Costs	Severance	Total
Balance as of December 31, 2012	$6,295	$4,058	$10,353
Incurred	1,885	3,107	4,992
Paid	(5,902)	(4,064)	(9,966)
Balance as of September 30, 2013	$2,278	$3,101	$5,379

Table 1